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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Gabriel Capital Corp.

Address: 450 Park Avenue
         New York, NY 10022



Form 13F File Number: 28-4341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     J. Ezra Merkin
Title:    President
Phone:    212-838-7200


Signature, Place, and Date of Signing:

/s/ J. Ezra Merkin            New York, New York            February 13, 2004
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-4341                            Gabriel Capital Corp.
   [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 108

Form 13F Information Table Value Total: $38,460
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name


  01       28-6882                      STEPHEN FEINBERG
-------   ---------------------------   --------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE




                           ITEM 1          ITEM 2      ITEM 3        ITEM 4         ITEM 5          ITEM 6       ITEM 7    ITEM 8
                           ------          ------      ------        ------         ------          ------       ------    ------
                                          TITLE OF
DESCRIBE                                   CLASS        CUSIP       QUANTITY     MARKET VALUE     INVESTMENT    MANAGER    VOTING
--------                                  --------      -----       --------     ------------     ----------    -------    ------
AASTROM BIOSCIENCES                         COM       00253U107       69,425       $92,335.25     SOLE (A)       N/A       SOLE (A)
AK STEEL HOLDING CORP                       COM       001547108        6,000       $30,600.00     SOLE (A)       N/A       SOLE (A)
ALLETE INC                                  COM       018522102       10,000      $306,000.00     SOLE (A)       N/A       SOLE (A)
ALTAIR NANOTECHNOLOGIES INC                 COM       021373105        3,000        $7,890.00     SOLE (A)       N/A       SOLE (A)
AMERICAN MED ELECT INC                      COM       027425958      320,400            $0.00     SOLE (A)       N/A       SOLE (A)
AMERICAN MEDICAL ELECTRONICS INC            COM       027425891      320,400            $0.00     SOLE (A)       N/A       SOLE (A)
ANVIL HOLDINGS INC 13%3/15/09 SER B         COM       037344702       28,176      $535,344.00     SOLE (A)       N/A       SOLE (A)
APARTMENT INVESTMENT & MANAGEMENT CO        COM       03748R101      565,798   $22,269,809.00    SHARED (B)      N/A      SHARED (B)
ARIAD PHARMACEUTICAL                        COM       04033A100        5,500       $40,975.00     SOLE (A)       N/A       SOLE (A)
AVANT IMMUNOTHERAP WRTS EXP8/24/03          COM       053491114        3,979            $0.00     SOLE (A)       N/A       SOLE (A)
AVANT IMMUNOTHERAPEUTICS                    COM       053491106       16,000       $43,840.00     SOLE (A)       N/A       SOLE (A)
BARNES & NOBLE.COM                          COM       067846105       15,000       $43,950.00     SOLE (A)       N/A       SOLE (A)
CALIFORNIA AMPLIFIER                        COM       129900106        1,000       $14,070.00     SOLE (A)       N/A       SOLE (A)
CALIFORNIA COASTAL COMMUNITIES INC          COM       129915203      100,571    $1,106,281.00    SHARED (B)      N/A      SHARED (B)
CALPINE CORP TRT II 5.5%2/01/05 PFD         PRFD      13134E309        3,500      $163,800.00     SOLE (A)       N/A       SOLE (A)
CANADIAN NATURAL RESOURCES LTD              COM       136385101       10,000      $504,400.00     SOLE (A)       N/A       SOLE (A)
CANDIES INC                                 COM       137409108        4,000        $8,400.00     SOLE (A)       N/A       SOLE (A)
CARDIMA INC                                 COM       14147M106       20,000       $19,800.00     SOLE (A)       N/A       SOLE (A)
CEL-SCI CORP                                COM       150837409       77,300       $81,938.00     SOLE (A)       N/A       SOLE (A)
CEPHEID                                     COM       15670R107       15,300      $146,574.00     SOLE (A)       N/A       SOLE (A)
CHROMAVISION MED SYS INC                    COM       17111P104       14,000       $44,800.00     SOLE (A)       N/A       SOLE (A)
CIENA CORP                                  COM       171779101        7,800       $51,168.00     SOLE (A)       N/A       SOLE (A)
CISCO SYSTEMS INC                           COM       17275R102        9,000      $218,070.00     SOLE (A)       N/A       SOLE (A)
CITIGROUP INC LITIGATION WARRANTS           COM       172967127      366,300      $388,278.00     SOLE (A)       N/A       SOLE (A)
CLARENT CORP                                COM       180461105      125,000        $1,500.00     SOLE (A)       N/A       SOLE (A)
CMGI INC                                    COM       125750109       68,000      $121,040.00     SOLE (A)       N/A       SOLE (A)
COMPUTER SCIENCES CORP                      COM       205363104        1,000       $44,230.00     SOLE (A)       N/A       SOLE (A)
CONVERGYS CORP                              COM       212485106        5,600       $97,776.00     SOLE (A)       N/A       SOLE (A)
CORNING INC                                 COM       219350105        7,000       $73,010.00     SOLE (A)       N/A       SOLE (A)
CORVIS CORP                                 COM       221009103       33,000       $56,100.00     SOLE (A)       N/A       SOLE (A)
CRYO-CELL INTERNATIONAL INC                 COM       228895108          100           $77.00     SOLE (A)       N/A       SOLE (A)
CYTOGEN CORP NEW                            COM       232824300        3,400       $36,992.00     SOLE (A)       N/A       SOLE (A)
DRAXIS HEALTH INC                           COM       26150J101       18,500       $62,178.50     SOLE (A)       N/A       SOLE (A)
EASYLINK SVC CORP                           COM       27784T200       63,125       $94,056.25     SOLE (A)       N/A       SOLE (A)
EMC CORP MASS                               COM       268648102        2,000       $25,840.00     SOLE (A)       N/A       SOLE (A)
ENTREMED INC                                COM       29382F103       62,700      $208,164.00     SOLE (A)       N/A       SOLE (A)
EUROTECH LTD                                COM       298796103       21,600          $604.80     SOLE (A)       N/A       SOLE (A)
FIRST HEALTH GROUP CORP                     COM       320960107        8,000      $156,160.00     SOLE (A)       N/A       SOLE (A)
FLAMEL TECHNOLOGIES SPON ADR                COM       338488109        4,000      $107,160.00     SOLE (A)       N/A       SOLE (A)
FLEETWOOD ENTER 6.00% 02/15/28 PRFD         PRFD      339072407       15,000      $525,000.00     SOLE (A)       N/A       SOLE (A)
FOOD TECHNOLOGY SERVICE                     COM       344798103       12,000       $12,720.00     SOLE (A)       N/A       SOLE (A)
FORD MOTOR CO                               COM       345370860        1,000       $16,000.00     SOLE (A)       N/A       SOLE (A)
FOSTER WHEELER PRFD CPL TRT 9% SR A         PRFD      302684204        7,550       $23,782.50     SOLE (A)       N/A       SOLE (A)
GENERAL MOTORS CORP                         COM       370442105        1,000       $53,400.00     SOLE (A)       N/A       SOLE (A)
GENOME THERAPEUTICS CORP                    COM       372430108      100,198      $313,619.74     SOLE (A)       N/A       SOLE (A)
GERON CORP                                  COM       374163103       24,000      $239,280.00     SOLE (A)       N/A       SOLE (A)
HAYES LEMMERZ INTL                          COM       420781304       20,000      $362,200.00     SOLE (A)       N/A       SOLE (A)
HUMAN GENOME SCIENCES                       COM       444903108       15,300      $202,725.00     SOLE (A)       N/A       SOLE (A)
IMMUNE RESPONSE CORP                        COM       45252T205       61,881       $93,440.31     SOLE (A)       N/A       SOLE (A)
IMMUNOMEDICS INC                            COM       452907108        3,000       $13,680.00     SOLE (A)       N/A       SOLE (A)
IMPERIAL CREDIT INDS WARRANTS@$3.00         COM       452729114          294            $0.00     SOLE (A)       N/A       SOLE (A)
INCYTE CORP                                 COM       45337C102        4,000       $27,360.00     SOLE (A)       N/A       SOLE (A)
INDIGO N.V. CVR                             COM       428CVR997       16,292            $0.00     SOLE (A)       N/A       SOLE (A)
INTERNET SECURITY SYTEMS INC                COM       46060X107        4,000       $75,320.00     SOLE (A)       N/A       SOLE (A)
INTERTAN INC                                COM       461120107       13,100      $132,572.00     SOLE (A)       N/A       SOLE (A)
JAMESWAY CORP                               COM       470737107      555,855            $0.00     SOLE (A)       N/A       SOLE (A)
JDS UNIPHASE CORP                           COM       46612J101       17,000       $61,880.00     SOLE (A)       N/A       SOLE (A)
JMAR TECHNOLOGIES INC                       COM       466212107        4,000        $9,400.00     SOLE (A)       N/A       SOLE (A)
LIFEPOINT INC                               COM       53215R100       42,000       $16,800.00     SOLE (A)       N/A       SOLE (A)
LO-JACK CORP                                COM       539451104        1,000        $8,060.00     SOLE (A)       N/A       SOLE (A)
MATRITECH INC                               COM       576818108       31,300       $59,470.00     SOLE (A)       N/A       SOLE (A)
MEDAREX INC                                 COM       583916101       19,000      $118,370.00     SOLE (A)       N/A       SOLE (A)
MI DEVELOPMENTS, INC                        COM       55304X104       17,150      $478,828.00     SOLE (A)       N/A       SOLE (A)
MICRON TECHNOLOGY CORP                      COM       595112103        1,000       $13,470.00     SOLE (A)       N/A       SOLE (A)
MICROSOFT CORP                              COM       594918104        4,000      $109,480.00     SOLE (A)       N/A       SOLE (A)
MILLENNIUM CHEMICALS INC                    COM       599903101       33,000      $418,440.00     SOLE (A)       N/A       SOLE (A)
MILLICOM INTERNATIONAL                      COM       L6388F110        6,740      $471,800.00    SHARED (B)      N/A      SHARED (B)
MOTOROLA INC                                COM       620076109        3,000       $42,000.00     SOLE (A)       N/A       SOLE (A)
MRV COMMUNICATIONS                          COM       553477100       27,728      $104,257.28     SOLE (A)       N/A       SOLE (A)
NABI BIOPHARMACEUTICALS                     COM       629519109        7,592       $96,494.32     SOLE (A)       N/A       SOLE (A)
NEOSE TECHNOLOGIES INC                      COM       640522108        3,128       $28,777.60     SOLE (A)       N/A       SOLE (A)
NET2PHONE, INC                              COM       64108N106        3,650       $24,820.00     SOLE (A)       N/A       SOLE (A)
NEUROGEN CORP                               COM       64124E106        1,000        $8,411.00     SOLE (A)       N/A       SOLE (A)
NEXTWAVE TELECOM, CL B                      COM       65332M103       10,000       $32,000.00     SOLE (A)       N/A       SOLE (A)
NOEL GROUP                                  COM       655260107    1,974,736            $0.00     SOLE (A)       N/A       SOLE (A)
NOEL GROUP LIQUIDATING TRUST                COM       655266104    1,037,758       $51,887.90     SOLE (A)       N/A       SOLE (A)
NOEL GROUP/CAREER BLAZERS PHYS UNIT         COM       655260305    1,982,736        $1,982.74     SOLE (A)       N/A       SOLE (A)
NOEL GROUP/LEVCOR INTL                      COM       52729D102      123,167      $492,668.00     SOLE (A)       N/A       SOLE (A)
NYMOX PHARMACEUTICAL CORP                   COM       67076P102      821,940    $2,778,157.20     SOLE (A)       N/A       SOLE (A)
PELICAN FINANCIAL INC                       COM       705808103       22,500      $274,725.00     SOLE (A)       N/A       SOLE (A)
PEREGRINE SYSTEMS INC                       COM       71366Q200       10,000      $192,500.00     SOLE (A)       N/A       SOLE (A)
PEREGRINE SYSTEMS INC                       COM       71366Q101       25,000       $12,375.00     SOLE (A)       N/A       SOLE (A)
PHARMACIA CORP-PFIZER INC                   COM       717081103        3,000      $105,990.00     SOLE (A)       N/A       SOLE (A)
PHARMOS CORP                                COM       717139208       22,700       $79,450.00     SOLE (A)       N/A       SOLE (A)
PHOTOELECTRON CORP                          COM       719320103      499,850           $49.99     SOLE (A)       N/A       SOLE (A)
PHOTOMEDEX INC                              COM       719358103       23,700       $58,776.00     SOLE (A)       N/A       SOLE (A)
PLUG POWER INC                              COM       72919P103       11,000       $79,750.00     SOLE (A)       N/A       SOLE (A)
PNC FINANCIAL SERVICES GROUP                COM       693475105        2,000      $109,460.00     SOLE (A)       N/A       SOLE (A)
PURCHASEPRO.COM, INC                        COM       746144302        1,200           $24.00     SOLE (A)       N/A       SOLE (A)
REHABCARE GROUP INC                         COM       759148109        2,000       $42,520.00     SOLE (A)       N/A       SOLE (A)
RESEARCH IN MOTION LTD                      COM       760975102        1,000       $66,830.00     SOLE (A)       N/A       SOLE (A)
SOVEREIGN BANCORP, INC                      COM       845905108       10,000      $237,500.00     SOLE (A)       N/A       SOLE (A)
SPEEDUS.CORP                                COM       847723103          236          $278.00    SHARED (B)      N/A      SHARED (B)
STEMCELLS                                   COM       85857R105      203,893      $403,708.14     SOLE (A)       N/A       SOLE (A)
STORAGE TECHNOLOGY CORP                     COM       862111200        3,000       $77,250.00     SOLE (A)       N/A       SOLE (A)
SUN MICROSYSTEMS                            COM       866810104       20,000       $89,400.00     SOLE (A)       N/A       SOLE (A)
SYCAMORE NETWORKS                           COM       871206108       12,000       $62,640.00     SOLE (A)       N/A       SOLE (A)
TEXAS GENCO HOLDINGS INC                    COM       882443104       20,000      $650,000.00     SOLE (A)       N/A       SOLE (A)
TEXAS INSTRUMENTS                           COM       882508104        3,000       $88,140.00     SOLE (A)       N/A       SOLE (A)
TIME WARNER INC                             COM       887317105        9,000      $161,910.00     SOLE (A)       N/A       SOLE (A)
TRIMBLE NAVIGATION LTD                      COM       896239100        3,000      $110,370.00     SOLE (A)       N/A       SOLE (A)
TXU EUROPE CAPITAL-9.75% PFD                PRFD      87316S203       15,000       $79,500.00     SOLE (A)       N/A       SOLE (A)
VERSAR INC                                  COM       925297103        3,000       $10,050.00     SOLE (A)       N/A       SOLE (A)
VICAL INC                                   COM       925602104        3,000       $14,760.00     SOLE (A)       N/A       SOLE (A)
VIEWPOINT CORP                              COM       92672P108      660,311      $495,233.25     SOLE (A)       N/A       SOLE (A)
VIROPHARMA INC                              COM       928241108       21,000       $58,170.00     SOLE (A)       N/A       SOLE (A)
WORLDCOM INC-MCI GROUP                      COM       98157D304        2,000           $98.00     SOLE (A)       N/A       SOLE (A)
XM SATELLITE RADIO HLDG CL A                COM       983759101        5,000      $131,450.00     SOLE (A)       N/A       SOLE (A)
YAHOO! INC                                  COM       984332106        1,000       $45,150.00     SOLE (A)       N/A       SOLE (A)

                                                                               $38,459,821.76